Provision for rehabilitation and closure costs - Reconciliation (Details) - Provision for rehabilitation and closure costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	$ 18,970	$ 30,197
Change in estimates	2,225	(3,803)
Accretion expense	1,077	902
Settled	(2,039)	(1,585)
Foreign exchange	(1,196)	(6,741)
Balance, end of year	$ 19,037	$ 18,970